STOCK BASED COMPENSATION (Q1)	3 Months Ended
Mar. 31, 2024
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION
NOTE 13 – STOCK BASED COMPENSATION
2024 Equity Incentive Plan
In connection with the Business Combination, TMTG’s Board adopted, and our stockholders approved, the Digital World Acquisition Corp. 2024 Equity Incentive Plan (the “2024 Equity Incentive Plan”), which became effective on March 25, 2024. The total number of shares of our common stock reserved and available for delivery under the 2024 Equity Incentive Plan at any time during the term of the 2024 Equity Incentive Plan will be equal to 13,252,544 No activity pursuant to the 2024 Equity Incentive Plan occurred for the three months ended March 31, 2024.
Executive Promissory Notes
In March 2024, we issued unsecured Executive Promissory Notes to certain executives, including each of our Named Executive Officers (“NEOs”) in an aggregate amount of $10,900.0, as consideration for their service to the Company through the Merger. The Executive Promissory Notes bore a zero-coupon interest rate, and became payable at the earlier of September 30, 2024, an Event of Default, or upon a Change in Control Event. The Maturity Date of the Executive Promissory Notes could be extended at the sole discretion of each executive individually for any reason, including for the purpose of allowing the Executive Promissory Notes to convert to stock or other securities upon a Change of Control Event.
Upon a Change of Control Event, the Executive Promissory Notes automatically converted into either (a) shares of common stock at a fixed conversion price of $10.00 per share upon consummating a merger with DWAC, or (b) a share amount equal to the quotient of the principal amount divided by the price per share based upon the current fair value of the common stock of TMTG, for any other Change of Control Events.
On March 25, 2024, we consummated a merger between DWAC and TMTG at which time the Executive Promissory Notes automatically converted into an aggregate of 1,090,000 shares of our common stock. We accounted for the Executive Promissory Notes as a liability award under ASC 718 as the Executive Promissory Notes could be converted into a variable number of shares upon a Change of Control event and the executives had the sole discretion to extend the Maturity Date which could result in the Company being required to settle the Executive Promissory Notes in cash. We remeasured the fair value of the Executive Promissory Notes at their settlement date and recorded stock-based compensation expense for these awards, within general and administration expense in the Statement of Operations, totaling $54,445.5 for the three months ended March 31, 2024.
Vendor Convertible Notes
In March 2024, we issued unsecured convertible notes to certain vendors in exchange for research and development services provided. These Vendor Convertible Notes were issued with an aggregate face value of $7,500.0, bore a zero-coupon interest rate, and had a maturity date in March 2027.
The Vendor Convertible Notes were automatically convertible in to shares of our common stock upon consummating a merger between DWAC and TMTG at a conversion price of $10.00 per share. We measured the fair value of these Vendor Convertible Notes on their date of grant and recorded $30,142.5 of stock based compensation expense, within research and development expense in the Statement of Operations for the three months ended March 31, 2024.